UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21652
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                 Fiduciary/Claymore Energy Infrastructure Fund
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               (Exact name of registrant as specified in charter)

                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
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              (Address of principal executive offices) (Zip code)

                                  Brian Binder
                                  ------------
                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
                               -----------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 312-827-0100
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                      Date of fiscal year end: November 30
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             Date of reporting period: July 1, 2020 - June 30, 2021
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   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21652
Reporting Period: 07/01/2020 - 06/30/2021
Fiduciary/Claymore Energy Infrastructure Fund









================ Fiduciary/Claymore Energy Infrastructure Fund =================


KNOT OFFSHORE PARTNERS LP

Ticker:       KNOP           Security ID:  Y48125101
Meeting Date: AUG 28, 2020   Meeting Type: ANNUAL
Record Date:  JUL 24, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Election of Directors-Andrew Beveridge  FOR       FOR          Management
1.A   Tax Act for Norway Residents.           TAKE NO   AGAINST      Management
      Non-Norway Residents vote No.           ACTION
      Against=No.


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MAGELLAN MIDSTREAM PARTNERS,L.P.

Ticker:       MMP            Security ID:  559080106
Meeting Date: APR 22, 2021   Meeting Type: ANNUAL
Record Date:  FEB 16, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Directors-Robert G. Croyle  FOR       FOR          Management
1.2   Election of Directors-Stacy P. Methvin  FOR       FOR          Management
1.3   Election of Directors-Barry R. Pearl    FOR       FOR          Management
2     Amend Stock Compensation Plan           FOR       FOR          Management
3     14A Executive Compensation              FOR       FOR          Management
4     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors


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NUSTAR ENERGY L.P.

Ticker:       NS             Security ID:  67058H102
Meeting Date: APR 29, 2021   Meeting Type: ANNUAL
Record Date:  MAR 03, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Driectors-Bradley C. Barron FOR       FOR          Management
1.2   Election of Driectors-William B.        FOR       FOR          Management
      Burnett
1.3   Election of Driectors-W. Grady Rosier   FOR       FOR          Management
2     Amend Stock Compensation Plan           FOR       FOR          Management
3     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors


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ONEOK, INC.

Ticker:       OKE            Security ID:  682680103
Meeting Date: MAY 26, 2021   Meeting Type: ANNUAL
Record Date:  MAR 29, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Director: Brian L. Derksen  FOR       FOR          Management
1.2   Election of Director: Julie H. Edwards  FOR       FOR          Management
1.3   Election of Director: John W. Gibson    FOR       FOR          Management
1.4   Election of Director: Mark W. Helderman FOR       FOR          Management
1.5   Election of Director: Randall J. Larson FOR       FOR          Management
1.6   Election of Director: Steven J. Malcolm FOR       FOR          Management
1.7   Election of Director: Jim W. Mogg       FOR       FOR          Management
1.8   Election of Director: Pattye L. Moore   FOR       FOR          Management
1.9   Election of Director: Eduardo A.        FOR       FOR          Management
      Rodriguez
1.10  Election of Director: Gerald B. Smith   FOR       FOR          Management
1.11  Election of Director: Terry K. Spencer  FOR       FOR          Management
2     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors
3     14A Executive Compensation              FOR       FOR          Management


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PLAINS ALL AMERICAN PIPELINE, L.P.

Ticker:       PAA            Security ID:  726503105
Meeting Date: MAY 19, 2021   Meeting Type: ANNUAL
Record Date:  MAR 26, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Director: Greg L. Armstrong FOR       FOR          Management
1.2   Election of Director: John T. Raymond   FOR       FOR          Management
1.3   Election of Director: Bobby S.          FOR       FOR          Management
      Shackouls
1.4   Election of Director: Christopher M.    FOR       FOR          Management
      Temple
2     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors
3     14A Executive Compensation              FOR       FOR          Management
4     Approve Stock Compensation Plan         FOR       FOR          Management


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TC PIPELINES, LP

Ticker:       TCP            Security ID:  87233Q108
Meeting Date: FEB 26, 2021   Meeting Type: SPECIAL
Record Date:  JAN 15, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                FOR       FOR          Management

========== END NPX REPORT

                                   SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore Energy Infrastructure Fund
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By:     /s/ Brian Binder
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Name:   Brian Binder
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Title:  President and Chief Executive Officer
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Date:   08/26/2021
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